INVENTORIES: (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 222.9	$ 181.6
Work-in-process	88.9	79.9
Finished goods	355.3	272.6
Packaging materials	7.2	7.7
Total	$ 674.3	$ 541.8